DEFERRED RD OBLIGATIONS - PARTICIPATION AGREEMENTS	12 Months Ended
Dec. 31, 2022
DEFERRED RD OBLIGATIONS - PARTICIPATION AGREEMENTS
DEFERRED RD OBLIGATIONS - PARTICIPATION AGREEMENTS

NOTE 9 - DEFERRED R&D OBLIGATIONS - PARTICIPATION AGREEMENTS

The Company entered into twenty-one (21) License Co-Development Participation Agreements (the “Participation Agreements”) with certain investors (“Participants”) for aggregate proceeds of $2,985,000. The Participation Agreements provide for the issuance of warrants to such Participants and allows the Participants to participate in the fees (the “Fees”) from licensing or selling bioactive ingredients or molecules derived from ZIVO’s algae cultures. Specifically, ZIVO has agreed to provide to the Participants a 44.78% “Revenue Share” of all license fees generated by ZIVO from any licensee (See the Table below).

According to the terms of the Agreements, and pursuant to ASC 730-20-25 the Company has bifurcated the proceeds of $2,985,000 as follows: 1) the 106,315 warrants sold were attributed a value of $953,897 based on the Black Scholes pricing model using the following assumptions: volatilities ranging from 129.13% to 154.26%; annual rate of dividends 0%; discount rates ranging from 0.26% to 0.87%, and recorded as Additional Paid In Capital; 2) the remaining $2,031,103 was recorded as Deferred R&D Obligation - Participation Agreements. Since the Company believes there is an obligation to perform pursuant to ASC 730-20-25, the Deferred R&D Obligation will be amortized ratably based on expenses incurred as the Company develops the technology for bioactive ingredients or molecules (including its TLR4 Inhibitor molecule) derived from the Company’s algae cultures. In the year ending December 31, 2022, the Company recognized $774,025 as a contra R&D expense related to personnel and third-party expenses to develop the subject technology. $193,610 of this total contra R&D expense was attributed to deferred R&D obligations funded by a related party. As of December 31, 2022, the remaining R&D obligation was $701,331, of which $175,427 was attributed to a related party. In the prior year ending December 31, 2021, the Company recognized $555,745 as a contra R&D expense related to personnel and third-party expenses to develop the subject technology. $150,805 of this total contra R&D expense was attributed to deferred R&D obligations funded by a related party. As of December 31, 2021, the remaining R&D obligation was $1,475,357, of which $369,037 was attributed to a related party.

The Participation Agreements allow the Company the option to buy back the right, title and interest in the Revenue Share for an amount equal to the amount funded plus a forty percent (40%) premium, if the option is exercised less than 18 months following execution, and for either forty (40%) or fifty percent (50%) if the option is exercised more than 18 months following execution. Pursuant to the terms of twelve of the Participation Agreements, the Company may not exercise its option until it has paid the Participants a revenue share equal to a minimum of thirty percent (30%) of the amount such Participant’s total payment amount. Pursuant to the terms of one of the Participation Agreements, the Company may not exercise its option until it has paid the Participant a revenue share equal to a minimum of one hundred forty percent (140%) of such Participant’s total payment amount. Five of the Participation Agreements have no minimum threshold payment. Once this minimum threshold is met, the Company may exercise its option by delivering written notice to a Participant of its intent to exercise the option, along with repayment terms of the amount funded, which may be paid, in the Company’s sole discretion, in one lump sum or in four (4) equal quarterly payments. If the Company does not make such quarterly payments timely for any quarter, then the Company shall pay the prorated Revenue Share amount, retroactive on the entire remaining balance owed, that would have been earned during such quarter until the default payments have been made and the payment schedule is no longer in default. See below a summary of the Participation Agreements:

			Warrants	Term				Buy-back	Buy-back
							Minimum	Premium %	Premium %
Agreement	Date of	Amount			Exercise	Revenue	Payment	pre-18	post 18
#	Funding	Funded			Price	Share	Threshold	mos.	mos.
1	April 13, 2020	$100,000	3,750	5 Years	$9.60	1.500%	$ -	40%	40%
2	April 13, 2020	150,000	5,625	5 Years	9.60	2.250%	-	40%	40%
3	April 13, 2020	150,000	5,625	5 Years	9.60	2.250%	-	40%	40%
4	May 7, 2020	250,000	9,375	5 Years	9.60	3.750%	-	40%	40%
5	June 1, 2020	275,000	10,313	5 Years	8.80	4.125%	82,500	40%	50%
6	June 3, 2020	225,000	8,438	5 Years	8.80	3.375%	67,500	40%	50%
7	July 8, 2020	100,000	3,750	5 Years	9.60	1.500%	30,000	40%	50%
8	Aug. 24, 2020	125,000	4,688	5 Years	9.60	1.875%	37,500	40%	50%
9	Sept. 14, 2020	150,000	5,625	5 Years	9.60	2.250%	45,000	40%	50%
10	Sept.15, 2020	50,000	1,875	5 Years	9.60	0.750%	15,000	40%	50%
11	Sept.15, 2020	50,000	1,875	5 Years	9.60	0.750%	15,000	40%	50%
12	Sept.25, 2020	300,000	5,625	5 Years	9.60	4.500%	420,000	40%	50%
13	Oct. 8, 2020	500,000	18,750	5 Years	9.60	7.500%	150,000	40%	40%
14	Oct. 4, 2020	100,000	3,750	5 Years	9.60	1.500%	40,000	40%	50%
15	Oct. 4, 2020	250,000	9,375	5 Years	9.60	3.750%	-	40%	40%
16	Oct. 9, 2020	50,000	1,875	5 Years	9.60	0.750%	15,000	40%	40%
17	Dec. 16, 2020	10,000	375	5 Years	9.60	0.150%	17,000	40%	50%
18	Jan. 22, 2021	40,000	1,500	5 Years	11.20	0.600%	12,000	40%	50%
19	Jan. 25, 2021	40,000	1,500	5 Years	11.20	0.600%	12,000	40%	50%
20	Jan. 27, 2021	25,000	938	5 Years	11.20	0.375%	12,000	40%	50%
21	May 14,2021	45,000	1,688	5 Years	10.40	0.675%	13,500	40%	50%
		$2,985,000	106,315			44.775%	$984,000

Certain of the Participation Agreements are owned by related parties. Participation Agreements numbers 8, 14, and 19 totaling $265,000 are owned by HEP Investments, Participation Agreement 21 in the amount of $45,000 is owned by MKY MTS LLC an entity controlled by the owners of HEP Investments, and Participation Agreement 13 in the amount of $500,000 is owned by an investment company owned by a significant shareholder Mark Strome (“Strome”).